Offerings	Aug. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 10,727,253.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,481.43
Offering Note	Additional fees of $1,481.43 are due for this filing.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 88,805,264.00
Amount of Registration Fee	$ 12,264.01
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $12,264.01 was paid in connection with the filing of the Schedule TO-I by Keystone Private Income Fund (File No. 005-91800) on January 29, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.